Intangible Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Disclosure Of Intangible Assets Text Block Abstract
Staff costs capitalized to product development costs	R 38.8	R 40.8